Notes to the consolidated statements of income - Earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Numerators:
Net income attributable to shareholders of FMC-AG & Co. KGaA	€ 157,361	€ 248,946
Denominators:
Weighted average number of shares outstanding	293,007,109	292,878,085
Potentially dilutive shares	71,206	131,477
Basic earnings per share	€ 0.54	€ 0.85
Diluted earnings per share	€ 0.54	€ 0.85